Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

21.  Related Party Transactions

Related party activity consists primarily of coal sales to our equity method investment, Venture Fuels Partnership.  For purposes of classifying related party transactions, we consider all agreements entered into with Rio Tinto prior to the Secondary Offering as related party transactions.  These include the delivery of coal under arms-length commercial arrangements in the ordinary course of business and engaging Rio Tinto for agency services in connection with our export coal sales.  As of November 2011, all material sales and support service agreements entered into with Rio Tinto prior to the Secondary Offering had been terminated.

The following table summarizes related party transactions for the years ended December 31 (in thousands):

	2013	2012	2011
Sales of coal to Venture Fuels Partnership	$19,708	$22,069	$20,461

Transactions with Rio Tinto:
Agency services fees paid to Rio Tinto	$—	$—	$712
Revenue from export sales agreements with Rio Tinto	$—	$—	$16,203